Commitments	12 Months Ended
Mar. 31, 2015
Commitments
Commitments

24.  Commitments

(a)  Capital commitments

Capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2014	2015
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	980	1,190
Construction of corporate campuses	1,562	2,181

	2,542	3,371

(b)  Operating lease commitments for office facility and transportation equipment

The Company has leased office premises and transportation equipment under non-cancellable operating lease agreements. These leases have varying terms and renewal rights. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	As of March 31,
	2014	2015
	(in millions of RMB)
No later than 1 year	198	400
Later than 1 year and no later than 5 years	214	623
More than 5 years	8	33

Total	420	1,056

For the years ended March 31, 2013, 2014 and 2015, the Company incurred rental expenses under operating leases of RMB251 million, RMB217 million and RMB322 million, respectively.

(c)  Commitments for co-location, bandwidth fees and marketing expenses

	As of March 31,
	2014	2015
	(in millions of RMB)
No later than 1 year	884	2,089
Later than 1 year and no later than 5 years	2,523	3,045

Total	3,407	5,134

(d)  Investment commitments

The Company was obligated to pay up to RMB12,333 million and RMB5,364 million for the acquisition of investment securities and equity investees under various arrangements as of March 31, 2014 and 2015, respectively.

(e)  Other commitments

During the year ended March 31, 2015, the Company announced its intention to establish two not-for-profit foundations of HK$1 billion (RMB792 million) and New Taiwan Dollar 10 billion (RMB1,983 million) to support the career and entrepreneurial aspirations of young people in Hong Kong and Taiwan, respectively. The core mission of these foundations is to help young entrepreneurs start and grow businesses as well as to enable them to offer products and services on the marketplaces and platforms in the Alibaba ecosystem. Through these funds, young entrepreneurs can gain access to financial capital and various technical assistance as well as experience sharing to run their early start-up enterprises. As of March 31, 2015, the Company was in the process of setting up the legal structures of these two foundations and the Company intends to fulfill its commitments over an extended period of time.